Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited)

25. Quarterly Results of Operations (Unaudited)

The following represents the Company’s unaudited quarterly results for the years ended December 31, 2012. These quarterly results were prepared in conformity with generally accepted accounting principles and reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results.

	January 1 – March 31	April 1 – June 30	July 1 – September 30	October 1 – December 31
Net sales	$434	$429	$487	$482
Cost of goods sold	(277)	(304)	(444)	(543)

Gross margin	157	125	43	(61)
Net income (loss)	$86	$1,144	$(1)	$(96)
Net income (loss) per share from continuing operations:
Basic	$1.14	$13.46	$(0.03)	$(0.82)
Diluted	$1.10	$13.00	$(0.03)	$(0.82)

(1)	Subsequent to the Transaction, the Company adjusted its initial valuation. In accordance with ASC 805, the Company recorded these adjustments retroactive to the second quarter. As such, the quarterly results of operations for the second and third quarter have been revised. See Note 5.

The following represents the Company’s unaudited results for the one month ended January 31, 2011, two months ended March 31, 2011 and quarters ended June 30, 2011, September 30, 2011 and December 31, 2011. These results were prepared in conformity with U.S. GAAP and reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results.

	January 1 – January 31	February 1 – March 31	April 1 – June 30	July 1 – September 30	October 1 – December 31
Net sales	$108	$267	$428	$465	$383
Cost of goods sold	(83)	(230)	(310)	(322)	(242)

Gross margin	25	37	118	143	141
Net income (loss)	$631	$10	$66	$99	$67
Net income (loss) per share from continuing operations:
Basic	$15.28	$0.14	$0.89	$1.32	$0.88
Diluted	$15.25	$0.13	$0.85	$1.25	$0.85

The sum of the quarterly per share amounts may not equal the annual per share amounts due to relative changes in the weighted average number of shares used to